Intangible assets (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
Summary of Breakdown For Intangible Assets
The following table provides a breakdown for intangible assets:

(€ thousands)	Goodwill	Brand	Concessions, licenses, trademarks and patents	Other intangible assets	Intangible assets in progress	Total
Historical cost at December 31, 2024	275,630	173,192	153,324	195,234	254	797,634
Additions	—	—	527	6,091	376	6,994
Disposals	—	—	(2)	(1,026)	—	(1,028)
Exchange differences	(26,018)	(19,669)	(12,483)	(3,441)	(9)	(61,620)
Other movements and reclassifications	—	—	32	132	(99)	65
Historical cost at June 30, 2025	249,612	153,523	141,398	196,990	522	742,045

Accumulated amortization at December 31, 2024	—	—	(47,267)	(136,004)	—	(183,271)
Amortization	—	—	(2,504)	(9,268)	—	(11,772)
Impairment	—	—	—	(39)	—	(39)
Disposals	—	—	2	968	—	970
Exchange differences	—	—	1,127	2,996	—	4,123
Other movements and reclassifications	—	—	(31)	159	—	128
Accumulated amortization at June 30, 2025	—	—	(48,673)	(141,188)	—	(189,861)

Carrying amount at:
December 31, 2024	275,630	173,192	106,057	59,230	254	614,363
June 30, 2025	249,612	153,523	92,725	55,802	522	552,184

Schedule of Sensitivity of the Impairment Testing to Reasonably Possible Changes in Both Assumptions
The following table presents the results of a sensitivity analysis performed to verify whether reasonably possible changes in the main assumptions used to determine the recoverable amount of the Thom Browne segment would significantly affect the results of the impairment test. The results of the sensitivity analysis confirmed that there would be no impairment for the changes in the assumptions applied.

		Existing assumptions			Sensitivity effects on headroom
(€ millions, except percentages and basis points)	Headroom	WACC (%)	EBITDA CAGR (%) 2028 vs. 2024	Growth rate (%)	WACC +100 bps	EBITDA CAGR -500 bps	Growth rate -50 bps
Thom Browne segment	170	8.53%	+19.0%	2.75%	51	105	114